Expense Example, No Redemption - Easterly Snow All Cap Value Fund	Jun. 26, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 690
Expense Example, No Redemption, 3 Years	934
Expense Example, No Redemption, 5 Years	1,197
Expense Example, No Redemption, 10 Years	1,946
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	198
Expense Example, No Redemption, 3 Years	612
Expense Example, No Redemption, 5 Years	1,052
Expense Example, No Redemption, 10 Years	2,275
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	97
Expense Example, No Redemption, 3 Years	303
Expense Example, No Redemption, 5 Years	525
Expense Example, No Redemption, 10 Years	$ 1,166